Intangible Assets Intangible Assets - Future Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Total	$ 24,011	$ 24,490	$ 0	$ 0
Licensing Agreement
Finite-Lived Intangible Assets [Line Items]
2015		1,940
2015	1,461
2016	1,940	1,940
2017	1,940	1,940
2018	1,940	1,940
2019	1,940	1,940
Thereafter	14,790	14,790
Total	$ 24,011	$ 24,490